Settlements Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Settlements Payable [Abstract]
SETTLEMENTS PAYABLE

NOTE 6 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for an initial payment of $12,706, then monthly payments of $6,500 and a final payment on January 27, 2020 of $3,850. The amount due at March 31, 2020 and September 30, 2019, was $42,850, and $42,850, respectively.

On November 27, 2018 the Company reached an agreement and executed a related stipulation and payment terms agreement stemming from a legal action by the former Chief Strategy Officer for improper termination. The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 are due starting on January 15, 2019 through December 15, 2019. The Company recorded $600,000 as accrued expense of which $500,000 was expensed during fiscal year 2018. The balance at March 31, 2020, and September 30, 2019, was $0, and $131,724, respectively. On February 27, 2020, $52,841, was paid for the liability for employer withholding and payroll taxes due. Following the payment all payments due on behalf of the plaintiff counsel have been made.

The total settlement payable balance of $42,850 as of March 31, 2020, reported on the balance sheet represents only the amount owed to American Express.

NOTE 7 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for initial payment of $12,706, the monthly payments of $6,500 and final payment on January 27, 2020 of $3,850. The amount due at September 30, 2019, and 2018, was $42,850, and $101,350, respectively.

Howco entered into an agreement with a vendor in February 2018 to make monthly payments of $70,000 including interest charges to liquidate $620,803 of past due invoices. The amount outstanding at September 30, 2018 was $59,905, and was fully paid during the year ended September 30, 2019.

On November 27 2018 the Company reached an agreement and executed a related stipulation and payment terms agreement stemming from a legal action by the former Chief Strategy Officer for improper termination. The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 are due starting on January 15, 2019 through December 15, 2019. The Company recorded $600,000 as accrued expense of which $500,000 was expensed during the fiscal year 2018. The balance at September 30, 2019 is $131,724, which includes expected employer payroll taxes due as payments are made.

The total settlement payable balance of $174,574, reported on the balance sheet includes the American Express settlement of $42,850, and the balance due to the former Chief Strategy Officer and related expected payroll taxes of $131,724. At September 30, 2018, the balance was $161,255.